SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
27.	SUBSEQUENT EVENT

Stock incentive plan

On January 31, 2018, the Company approved a stock incentive plans specifically for Auto Group segment (the "Kaixin Auto Group 2018 Plan"), pursuant to which the maximum number of shares of the Company available for issurance pursuant to all awards thereunder shall be 40,000,000 ordinary shares of Kaixin Auto Group, a subsidiary of the Company.

Property disposal plan

On April 20, 2018, the Company entered into a contract with Shanghai Liandong Economic Development Company, Shanghai Zhenda Industrial Co., Ltd. and Shanghai Baoshan Xiershi Industrial Co., Ltd., selling the Company’s property located in Shanghai. The selling deposit amounted to $3,073 and the total selling price amounted to $61,210. The deposit was received in April 2018.